Dividends (Details) $ in Billions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Dividends
Dividend payable	¥ 0		¥ 0
Cash dividend declared	8,013,894,000		6,723,859,000	¥ 3,508,379,000
With respect to fiscal year 2022
Dividends
Cash dividend declared			¥ 6,300,000,000
With respect to fiscal year 2023
Dividends
Cash dividend declared	¥ 11,700,000,000	$ 1.7